Note 12 - Trade and Other Receivables - Summary of Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [line items]
Weighted-average expected credit loss rate	5.30%	10.00%
Gross carrying amount of trade receivables	$ 98,003	$ 77,059
Loss allowance as of December 31	$ 5,180	$ 7,677
Current [member]
Trade and other receivables [line items]
Weighted-average expected credit loss rate	0.70%	0.70%
Gross carrying amount of trade receivables	$ 85,973	$ 62,815
Loss allowance as of December 31	$ 589	$ 458
Not later than one month [member]
Trade and other receivables [line items]
Weighted-average expected credit loss rate	1.70%	1.20%
Gross carrying amount of trade receivables	$ 4,793	$ 4,116
Loss allowance as of December 31	$ 83	$ 47
Later than one month and not later than two months [member]
Trade and other receivables [line items]
Weighted-average expected credit loss rate	2.60%	2.10%
Gross carrying amount of trade receivables	$ 1,334	$ 1,247
Loss allowance as of December 31	$ 35	$ 26
Later than two months and not later than three months [member]
Trade and other receivables [line items]
Weighted-average expected credit loss rate	3.80%	3.10%
Gross carrying amount of trade receivables	$ 387	$ 634
Loss allowance as of December 31	$ 15	$ 20
Later than three months [member]
Trade and other receivables [line items]
Weighted-average expected credit loss rate	80.80%	86.40%
Gross carrying amount of trade receivables	$ 5,516	$ 8,248
Loss allowance as of December 31	$ 4,459	$ 7,126